UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     TIG Advisors, LLC

Address:  520 Madison Avenue, 26th Floor
          New York, New York 10022

13F File Number: 28-11896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Fastert
Title:  General Counsel
Phone:  (212) 396-8698


Signature, Place and Date of Signing:


/s/ Michael Fastert         New York, New York            February 14, 2013
--------------------       ------------------            --------------------
     [Signature]             [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      62

Form 13F Information Table Value Total: $564,695
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number      Name
--------------------      ----

None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5         COL 6    COL 7          COLUMN 8

                              TITLE                        VALUE      SHRS OR  SH/ PUT/   INVSMT   OTHR         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)   PRN AMT  PRN CALL   DSCRTN   MGRS     SOLE     SHARED   NONE
--------------                ---------         ------     ---------  -------- ---------  ------   ----    ------   -------- ------
AMERISTAR CASINOS INC          COM              03070Q101      2,797    106,583 SH         SOLE    NONE      106,583
ANCESTRY COM INC               COM              032803108      5,707    178,062 SH         SOLE    NONE      178,062
BANK OF AMERICA CORPORATION    COM              060505104        581     50,000 SH  CALL   SOLE    NONE       50,000
BARRICK GOLD CORP              COM              067901108        349      9,960 SH         SOLE    NONE        9,960
BEAZER HOMES USA INC           COM NEW          07556Q881        845     50,000 SH  CALL   SOLE    NONE       50,000
BEST BUY INC                   COM              086516101        474     40,000 SH   PUT   SOLE    NONE       40,000
BOSTON SCIENTIFIC CORP         COM              101137107        174     30,300 SH         SOLE    NONE       30,300
BROOKFIELD RESIDENTIAL PPTYS   COM              11283W104      3,543    197,466 SH         SOLE    NONE      197,466
CELANESE CORP DEL              COM SER A        150870103        294      6,610 SH         SOLE    NONE        6,610
CHEMTURA CORP                  COM NEW          163893209      1,063     50,000 SH  CALL   SOLE    NONE       50,000
CLEARWIRE CORP NEW             CL A             18538Q105     12,241  4,235,700 SH         SOLE    NONE    4,235,700
COMPLETE GENOMICS INC          COM              20454K104      3,803  1,207,271 SH         SOLE    NONE    1,207,271
CYMER INC                      COM              232572107     20,890    231,009 SH         SOLE    NONE      231,009
DIGITALGLOBE INC               COM NEW          25389M877        300     12,260 SH         SOLE    NONE       12,260
FIESTA RESTAURANT GROUP INC    COM              31660B101      1,361     88,844 SH         SOLE    NONE       88,844
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      2,590     75,719 SH         SOLE    NONE       75,719
GARDNER DENVER INC             COM              365558105     26,561    387,757 SH         SOLE    NONE      387,757
GARDNER DENVER INC             COM              365558105      1,171     17,100 SH   PUT   SOLE    NONE       17,100
GENERAL MTRS CO                COM              37045V100      1,442     50,000 SH  CALL   SOLE    NONE       50,000
GENERAL MTRS CO                *W EXP 07/10/201 37045V126        401     32,115 SH         SOLE    NONE       32,115
GENERAL MTRS CO                *W EXP 07/10/201 37045V118        626     32,115 SH         SOLE    NONE       32,115
GEOEYE INC                     COM              37250W108     11,792    383,737 SH         SOLE    NONE      383,737
GSI GROUP INC CDA NEW          COM NEW          36191C205      2,134    246,379 SH         SOLE    NONE      246,379
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     25,762  1,583,404 SH         SOLE    NONE    1,583,404
HUNTINGTON INGALLS INDS INC    COM              446413106        398      9,180 SH         SOLE    NONE        9,180
INTRALINKS HLDGS INC           COM              46118H104      2,978    482,594 SH         SOLE    NONE      482,594
JDA SOFTWARE GROUP INC         COM              46612K108      1,912     42,479 SH         SOLE    NONE       42,479
KKR FINANCIAL HLDGS LLC        COM              48248A306      1,243    117,700 SH  CALL   SOLE    NONE      117,700
LOCKHEED MARTIN CORP           COM              539830109        259      2,810 SH         SOLE    NONE        2,810
LUXFER HLDGS PLC               SPONSORED ADR    550678106      2,122    172,944 SH         SOLE    NONE      172,944
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105      2,220     48,717 SH         SOLE    NONE       48,717
MBIA INC                       COM              55262C100        104     13,200 SH         SOLE    NONE       13,200
MCMORAN EXPLORATION CO         COM              582411104     23,260  1,449,192 SH         SOLE    NONE    1,449,192
MCMORAN EXPLORATION CO         COM              582411104      1,745    108,700 SH   PUT   SOLE    NONE      108,700
MERGE HEALTHCARE INC           COM              589499102      5,565  2,253,197 SH         SOLE    NONE    2,253,197
METROPCS COMMUNICATIONS INC    COM              591708102     20,473  2,059,648 SH         SOLE    NONE    2,059,648
NEWMONT MINING CORP            COM              651639106        340      7,320 SH         SOLE    NONE        7,320
NEXEN INC                      COM              65334H102     59,990  2,226,810 SH         SOLE    NONE    2,226,810
NYSE EURONEXT                  COM              629491101     22,796    722,759 SH         SOLE    NONE      722,759
ORBITAL SCIENCES CORP          COM              685564106        154     11,200 SH         SOLE    NONE       11,200
PRIMORIS SVCS CORP             COM              74164F103      3,379    224,677 SH         SOLE    NONE      224,677
RADIOSHACK CORP                COM              750438103         85     40,000 SH  CALL   SOLE    NONE       40,000
RADIOSHACK CORP                COM              750438103        318    150,000 SH   PUT   SOLE    NONE      150,000
ROGERS CORP                    COM              775133101      2,938     59,162 SH         SOLE    NONE       59,162
SAIC INC                       COM              78390X101        350     30,900 SH         SOLE    NONE       30,900
SAUER-DANFOSS INC              COM              804137107     18,917    354,449 SH         SOLE    NONE      354,449
SEALED AIR CORP NEW            COM              81211K100      2,365    135,070 SH         SOLE    NONE      135,070
SHAW GROUP INC                 COM              820280105     38,477    825,504 SH         SOLE    NONE      825,504
SPDR DOW JONES INDL AVRG ETF   UT SER 1         78467X109      2,612     20,000 SH   PUT   SOLE    NONE       20,000
SPDR GOLD TRUST                GOLD SHS         78463V107      3,258     20,110 SH         SOLE    NONE       20,110
SPDR S&P 500 ETF TR            TR UNIT          78462F103    141,342    992,500 SH   PUT   SOLE    NONE      992,500
SPDR S&P 500 ETF TR            TR UNIT          78462F103      2,279     16,000 SH         SOLE    NONE       16,000
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109        679     40,000 SH  CALL   SOLE    NONE       40,000
SPRINT NEXTEL CORP             COM SER 1        852061100     38,275  6,750,402 SH         SOLE    NONE    6,750,402
THE ADT CORPORATION            COM              00101J106      2,892     62,212 SH         SOLE    NONE       62,212
TITANIUM METALS CORP           COM NEW          888339207      6,212    376,244 SH         SOLE    NONE      376,244
TRUE RELIGION APPAREL INC      COM              89784N104      6,547    257,553 SH         SOLE    NONE      257,553
TRUE RELIGION APPAREL INC      COM              89784N104      2,786    109,600 SH   PUT   SOLE    NONE      109,600
TUMI HLDGS INC                 COM              89969Q104      1,907     91,449 SH         SOLE    NONE       91,449
VERINT SYS INC                 COM              92343X100      2,460     83,771 SH         SOLE    NONE       83,771
WARNACO GROUP INC              COM NEW          934390402     12,300    171,858 SH         SOLE    NONE      171,858
WET SEAL INC                   CL A             961840105      1,863    675,071 SH         SOLE    NONE      675,071
                                                             564,695





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